INVENTORIES, NET (Tables)	12 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
Schedule of Inventories, Net

Inventories, net consists of the following:

	March 31,	March 31,
	2026	2025
Purchased office equipment for sale	$1,101,962	$1,015,852
Equipment parts and supplies	1,007,977	755,735
Other supplies	54,514	46,615
Subtotal	2,164,453	1,818,202
Less: inventory reserve	(21,425)	(18,182)
Inventories, net	$2,143,028	$1,800,020